Shareholders' Equity	12 Months Ended
Sep. 30, 2023
Shareholders' Equity
Shareholders' Equity
11.	Shareholders’ Equity

The Company’s shareholders’ equity is comprised of share capital, contributed surplus, and accumulated deficit.

Authorized share capital

The Company’s authorized share capital consists of an unlimited number of common shares and an unlimited number of preferred shares issuable in series. The preferred shares issuable in series will have the rights, privileges, restrictions, and conditions assigned to the series upon the Board of Directors approving their issuance.

Issued share capital

The Company has only one class of common stock outstanding. Common share are classified as equity, and costs related to the issuance of shares are recognized as a reduction of equity.

Issuance of common shares

On April 25, 2023, the Company completed a bought deal public offering and brokered private placement. The Company issued a total of 5,409,000 common shares for aggregate gross proceeds of approximately C$42,500,000, or $31,200,000. Underwriters received a commission of approximately C$2,100,000, or $1,500,000, and other professional fees of approximately $1,800,000 were incurred for net proceeds of approximately $27,900,000. A portion of the net proceeds have been used to fully pay down the revolver portion of the Facility during the twelve months ended September 30, 2023.

The Company issued shares in June 2020, and in connection therewith, issued compensation options to the underwriter at the issue price of C$4.60 for a period of two years from the closing of the offering. Activity for the compensation options for the year ended September 30, 2022 is as follows:

	Number	Weighted
	(000s)	average exercise price
Balance, September 30, 2021	115	C$	4.60
Exercised	(115)		4.60
Balance, September 30, 2022	—	C$	—

The weighted average share price on the dates of exercise during the year ended September 30, 2022 was C$5.75.

Shares to be issued

In conjunction with an acquisition in October 2020, a portion of the purchase price was payable in shares in August 2022. The stock scheduled to be issued was settled, upon mutual agreement of the parties, with a cash payment of $1,100,000. A loss of $442,000 was recorded as “Loss on settlement of shares to be issued” on the consolidated statements of income (loss) and comprehensive income (loss).

Employee, director, and consultant options

The Company has a stock option plan, which it uses for grants to directors, officers, employees, and consultants. Options granted under the plan are non-assignable and may be granted for a term not exceeding ten years. Stock options having varying vesting periods and the options granted during the year ended September 30, 2023 vest quarterly over eight or twelve quarters.

A summary of stock options is provided below:

		Weighted
	Number of options (000’s)	average exercise price
Balance, September 30, 2021	3,786	C$	4.15
Granted	195		6.93
Exercised	(33)		0.99
Expired	(55)		2.40
Forfeited	(142)		6.87
Balance, September 30, 2022	3,751	C$	4.24
Granted	435		8.30
Exercised	(130)		5.01
Expired	(48)		6.94
Forfeited	(51)		7.22
Balance, September 30, 2023	3,957	C$	4.49

At September 30, 2023, the Company had 3,232,000 vested stock options with a weighted average exercise price of C$3.65. The weighted average share price on the dates of exercise in fiscal years 2023 and 2022 was C$8.69 and C$6.56, respectively.

The fair value of the stock options was C$5.43 for the year ended September 30, 2023 and C$3.33 to C$4.42 for the year ended September 30, 2022. The Company used the Black-Scholes option pricing model calculated using the following assumptions:

	Year Ended	Year Ended
	September 30,	September 30,
	2023	2022
Share price at grant date	C$8.30	C$6.20	-	C$6.75
Risk-free interest rate	3.29%	1.78	-	3.33%
Expected volatility	51.95%	54.54	-	55.67%
Expected life of option	10 years			10 years
Expected dividend yield	Nil			Nil

Restricted stock units

On May 20, 2021, 953,750 restricted stock units were granted to officers and directors. Each unit represents the right to receive one common share, and vests over a period of two years from the grant date at the rate of one-eighth every three months commencing three months after the grant date. During the year ended September 30, 2022, 105,000 units were forfeited. On February 1, 2022, 81,340 restricted stock units were granted to officers. Each unit represents the right to receive one common share and vested in four installments on the last day of each calendar quarter of 2022. The 645,313 units that vested in calendar years 2021 and 2022 were settled through the issuance of 526,193 shares during the three and nine months ended June 30, 2023. The number of shares issued was less than the number of units settled due to the officers’ election to receive a reduced number of shares to satisfy their tax withholding obligations. These tax withholdings resulted in a cash outflow of $1,338,000 by the Company.

On February 20, 2023, 831,000 restricted stock units were granted to officers and directors. Each unit represents the right to receive one common share, and vests over a period of two years from the grant date at the rate of one-eighth every three months commencing three months after the grant date.

The fair value of the restricted stock units on the date of grant are discounted to reflect the difference between the vesting dates and the expected issuance dates, to be expensed over the respective vesting periods with an increase to contributed surplus.

A summary of restricted stock units:

	Number	Weighted average
	of units (000’s)	grant-date price
Balance, September 30, 2021	954	C$	8.48
Forfeited	(105)		8.48
Granted	81		6.83
Balance, September 30, 2022	930	C$	8.34
Settled	(727)		8.30
Granted	831		8.30
Balance, September 30, 2023	1,034	C$	8.34

The Company accounts for stock-based compensation using the fair value method as prescribed by International Financial Reporting Standards 2 (“IFRS 2”). Under this method, the fair value of stock options and restricted stock units at the date of grant is expensed over the vesting period and the offsetting credit is recorded as an increase in contributed surplus. Awards with multiple vesting dates are considered to be multiple awards for fair value measurement. An estimate of the number of awards that are expected to be forfeited is also made at the time of grant and revised periodically if actual forfeitures differ from those estimates.

For the years ended September 30, 2023 and 2022, the Company recorded stock-based compensation expense as follows:

	Year Ended	Year Ended
	September 30,	September 30,
	2023	2022
Restricted stock units	$3,383	$2,659
Stock options	1,897	2,834
Stock-based compensation expense	$5,280	$5,493